Debt Financing (Details Narrative) - USD ($)		9 Months Ended
	Sep. 20, 2024	Sep. 30, 2024
Short-Term Debt [Line Items]
Accreted interest fees		$ 75,192
Securities Purchase Agreement [Member] | Senior Secured Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 4,375,000
Original issue discount (OID)	$ 875,000
Debt Instrument, Maturity Date	Jan. 31, 2025
Number of unregistered common stock issued during post reverse shares	259,091
Proceeds from Issuance of Debt	$ 3,500,000
Closing costs	514,700
Escrow Deposit	250,000
Debt Instrument, Fair Value Disclosure	2,600,000
Common stock fair value	$ 852,000
Securities Purchase Agreement [Member] | Senior Secured Note [Member] | Pre Reverse [Member]
Short-Term Debt [Line Items]
Pre reverse	5,700,006